Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

Tel: 212.583.2000

Fax: 212.583.2014

July 1, 2011

VIA EDGAR

U.S. Securities and Exchange Commission (“SEC”)

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Linda Stirling

Re:	Baron Select Funds – Post-Effective Amendment No. 24
(File Nos. 333-103025 and 811-21296)
Filing Pursuant to Rule 485(a)

Dear Ms. Stirling:

Post-Effective Amendment No. 24 (“PEA No. 24”) under the Securities Act of 1933 and Amendment No. 27 under the Investment Company Act of 1940 to the Registration Statement of Baron Select Funds (the “Registrant”) is hereby electronically transmitted.

As indicated on the facing page of the PEA No. 24, the Registrant has specified that it is to become effective 75 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add a new series, Baron Energy and Resources Fund (the “Fund”), of the Registrant.

The Registrant respectfully requests selective review of the Registration Statement. We respectfully request SEC comments within 45 days of the date of this filing in order to meet our print production and shareholder mailing schedules.

Please do not hesitate to contact me at 212-583-2119 if you have any questions or require anything further.

Very truly yours,

/s/ Patrick M. Patalino

Patrick M. Patalino

Vice President and General Counsel